UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-07723

Investment Company Act File Number

Worldwide Health Sciences Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

August 31

Date of Fiscal Year End

May 31, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Worldwide Health Sciences Portfolio

May 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 93.8%

Security	Shares	Value
Biotechnology — 36.8%
AbbVie, Inc.	1,225,000	$77,089,250
Actelion, Ltd.	160,000	26,269,772
Alexion Pharmaceuticals, Inc.(1)	396,700	59,862,030
Amgen, Inc.	402,800	63,622,260
Biogen, Inc.(1)	176,000	50,992,480
BioMarin Pharmaceutical, Inc.(1)	370,500	33,215,325
Bluebird Bio, Inc.(1)	111,100	5,027,275
Celgene Corp.(1)	139,500	14,720,040
Celltrion, Inc.(1)	236,060	19,609,437
Gilead Sciences, Inc.	327,100	28,477,326
Incyte Corp.(1)	363,900	30,716,799
Medivation, Inc.(1)	292,900	17,708,734
Ophthotech Corp.(1)	331,000	17,774,700
Portola Pharmaceuticals, Inc.(1)	467,200	12,838,656
Puma Biotechnology, Inc.(1)	142,000	5,366,180
Regeneron Pharmaceuticals, Inc.(1)	108,200	43,164,226
Vertex Pharmaceuticals, Inc.(1)	528,100	49,192,515

		$555,647,005

Health Care Equipment — 12.8%
Boston Scientific Corp.(1)	3,880,000	$88,114,800
Edwards Lifesciences Corp.(1)	175,800	17,316,300
Intuitive Surgical, Inc.(1)	110,000	69,818,100
NuVasive, Inc.(1)	344,200	18,714,154

		$193,963,354

Health Care Facilities — 3.7%
HCA Holdings, Inc.(1)	709,300	$55,339,586

		$55,339,586

Health Care Services — 1.6%
Express Scripts Holding Co.(1)	318,800	$24,085,340

		$24,085,340

Health Care Supplies — 2.2%
Cooper Cos., Inc. (The)	205,000	$33,376,050

		$33,376,050

Life Sciences Tools & Services — 3.5%
Agilent Technologies, Inc.	125,000	$5,736,250
Illumina, Inc.(1)	180,000	26,069,400
Thermo Fisher Scientific, Inc.	141,000	21,399,570

		$53,205,220

Managed Health Care — 5.0%
Molina Healthcare, Inc.(1)	313,000	$15,158,590
UnitedHealth Group, Inc.	177,300	23,699,691
WellCare Health Plans, Inc.(1)	369,000	37,423,980

		$76,282,261

Security	Shares	Value
Pharmaceuticals — 28.2%
Allergan PLC(1)	273,025	$64,365,644
Bristol-Myers Squibb Co.	1,108,400	79,472,280
Eli Lilly & Co.	611,000	45,843,330
Novartis AG	255,700	20,321,108
Novo Nordisk A/S, Class B	608,500	34,053,824
Ono Pharmaceutical Co., Ltd.	1,734,200	76,604,809
Roche Holding AG PC	165,000	43,338,233
Santen Pharmaceutical Co., Ltd.	1,250,000	18,273,986
Shire PLC ADR	82,128	15,288,948
Teva Pharmaceutical Industries, Ltd. ADR	542,000	28,113,540

		$425,675,702

Total Common Stocks (identified cost $1,152,903,707)		$1,417,574,518

Short-Term Investments — 6.0%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.51%(2)	$90,532	$90,531,971

Total Short-Term Investments (identified cost $90,531,971)		$90,531,971

Total Investments — 99.8% (identified cost $1,243,435,678)		$1,508,106,489

Other Assets, Less Liabilities — 0.2%		$2,842,585

Net Assets — 100.0%		$1,510,949,074

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of May 31, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended May 31, 2016 was $131,020.

Country Concentration of Portfolio
Country	Percentage of Net Assets	Value
United States	81.2%	$1,226,232,832
Japan	6.3	94,878,795
Switzerland	5.9	89,929,113
Denmark	2.2	34,053,824
Israel	1.9	28,113,540
South Korea	1.3	19,609,437
Ireland	1.0	15,288,948

Total Investments	99.8%	$1,508,106,489

Abbreviations:

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

The Portfolio did not have any open financial instruments at May 31, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at May 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,251,711,562

Gross unrealized appreciation	$304,843,662
Gross unrealized depreciation	(48,448,735)

Net unrealized appreciation	$256,394,927

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Biotechnology	$509,767,796	$45,879,209		$—	$555,647,005
Health Care Equipment	193,963,354	—		—	193,963,354
Health Care Facilities	55,339,586	—		—	55,339,586
Health Care Services	24,085,340	—		—	24,085,340
Health Care Supplies	33,376,050	—		—	33,376,050
Life Sciences Tools & Services	53,205,220	—		—	53,205,220
Managed Health Care	76,282,261	—		—	76,282,261
Pharmaceuticals	233,083,742	192,591,960		—	425,675,702
Total Common Stocks	$1,179,103,349	$238,471,169	*	$—	$1,417,574,518
Short-Term Investments	$—	$90,531,971		$—	$90,531,971
Total Investments	$1,179,103,349	$329,003,140		$—	$1,508,106,489

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of August 31, 2015 whose fair value was determined using Level 3 inputs. At May 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Worldwide Health Sciences Portfolio

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	July 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	July 25, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	July 25, 2016